Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 897.3	$ 380.8	$ 619.3
After Tax	708.9	300.8	489.2
Employee Stock
Incentive Compensation Plans Expense [Line Items]
Pretax	121.3	122.7	100.7
After Tax	$ 104.3	$ 106.7	$ 86.6